Information on Subsidiaries - List of Directly or Indirectly Held Significant Subsidiaries (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
North America [Member] | Meloche Monnex Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Meloche Monnex Inc.
Head or principal office	Montreal, Québec
Description	Holding Company
Carrying value of shares owned by the Bank	$ 1,379
North America [Member] | Meloche Monnex Inc. [member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Security National Insurance Company
Head or principal office	Montreal, Québec
Description	Insurance Company
North America [Member] | Meloche Monnex Inc. [member] | Security National Insurance Company [member] | Primmum Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Primmum Insurance Company
Head or principal office	Toronto, Ontario
Description	Insurance Company
North America [Member] | Meloche Monnex Inc. [member] | Security National Insurance Company [member] | TD Direct Insurance Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Direct Insurance Inc.
Head or principal office	Toronto, Ontario
Description	Insurance Company
North America [Member] | Meloche Monnex Inc. [member] | Security National Insurance Company [member] | TD General Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD General Insurance Company
Head or principal office	Toronto, Ontario
Description	Insurance Company
North America [Member] | Meloche Monnex Inc. [member] | Security National Insurance Company [member] | TD Home and Auto Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Home and Auto Insurance Company
Head or principal office	Toronto, Ontario
Description	Insurance Company
North America [Member] | TD Asset Management Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Asset Management Inc.
Head or principal office	Toronto, Ontario
Description	Investment Counselling and Portfolio Management
Carrying value of shares owned by the Bank	$ 328
North America [Member] | TD Asset Management Inc. [member] | TD Waterhouse Private Investment Counsel Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Private Investment Counsel Inc.
Head or principal office	Toronto, Ontario
Description	Investment Counselling and Portfolio Management
North America [Member] | TD Auto Finance (Canada) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance (Canada) Inc.
Head or principal office	Toronto, Ontario
Description	Automotive Finance Entity
Carrying value of shares owned by the Bank	$ 2,344
North America [Member] | TD Auto Finance Services Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance Services Inc.
Head or principal office	Toronto, Ontario
Description	Automotive Finance Entity
Carrying value of shares owned by the Bank	$ 1,350
North America [Member] | TD Group US Holdings LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Group US Holdings LLC
Head or principal office	Wilmington, Delaware
Description	Holding Company
Carrying value of shares owned by the Bank	$ 68,903
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Holdings (U.S.A.), Inc.
Head or principal office	New York, New York
Description	Holding Company
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member] | TD Prime Services LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Prime Services LLC
Head or principal office	New York, New York
Description	Securities Dealer
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member] | TD Securities (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (USA) LLC
Head or principal office	New York, New York
Description	Securities Dealer
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member] | Toronto Dominion (Texas) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (Texas) LLC
Head or principal office	New York, New York
Description	Financial Services Entity
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member] | Toronto Dominion (New York) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (New York) LLC
Head or principal office	New York, New York
Description	Financial Services Entity
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member] | Toronto Dominion Capital (U.S.A.), Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Capital (U.S.A.), Inc.
Head or principal office	New York, New York
Description	Small Business Investment Company
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member] | Toronto Dominion Investments, Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Investments, Inc.
Head or principal office	New York, New York
Description	Merchant Banking and Investments
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank US Holding Company
Head or principal office	Cherry Hill, New Jersey
Description	Holding Company
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | Epoch Investment Partners, Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Epoch Investment Partners, Inc.
Head or principal office	New York, New York
Description	Investment Counselling and Portfolio Management
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TDAM USA Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TDAM USA Inc.
Head or principal office	New York, New York
Description	Investment Counselling and Portfolio Management
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TD Bank USA, National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank USA, National Association
Head or principal office	Cherry Hill, New Jersey
Description	U.S. National Bank
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TD Bank, National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank, National Association
Head or principal office	Cherry Hill, New Jersey
Description	U.S. National Bank
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TD Bank, National Association [member] | TD Auto Finance LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance LLC
Head or principal office	Farmington Hills, Michigan
Description	Automotive Finance Entity
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TD Bank, National Association [member] | TD Equipment Finance, Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Equipment Finance, Inc.
Head or principal office	Cherry Hill, New Jersey
Description	Financial Services Entity
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TD Bank, National Association [member] | TD Private Client Wealth LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Private Client Wealth LLC
Head or principal office	New York, New York
Description	Broker-dealer and Registered Investment Advisor
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member] | TD Bank, National Association [member] | TD Wealth Management Services Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Management Services Inc.
Head or principal office	Cherry Hill, New Jersey
Description	Insurance Agency
North America [Member] | TD Group US Holdings LLC [member] | TD Luxembourg International Holdings [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Luxembourg International Holdings
Head or principal office	Luxembourg, Luxembourg
Description	Holding Company
North America [Member] | TD Group US Holdings LLC [member] | TD Luxembourg International Holdings [member] | TD Ameritrade Holding Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Ameritrade Holding Corporation
Head or principal office	Omaha, Nebraska
Description	Securities Dealer
North America [Member] | TD Investment Services Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Investment Services Inc.
Head or principal office	Toronto, Ontario
Description	Mutual Fund Dealer
Carrying value of shares owned by the Bank	$ 26
North America [Member] | TD Life Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Life Insurance Company
Head or principal office	Toronto, Ontario
Description	Insurance Company
Carrying value of shares owned by the Bank	$ 70
North America [Member] | TD Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Mortgage Corporation
Head or principal office	Toronto, Ontario
Description	Deposit-Taking Entity
Carrying value of shares owned by the Bank	$ 9,201
North America [Member] | TD Mortgage Corporation [member] | TD Pacific Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Pacific Mortgage Corporation
Head or principal office	Vancouver, British Columbia
Description	Deposit-Taking Entity
North America [Member] | TD Mortgage Corporation [member] | The Canada Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Canada Trust Company
Head or principal office	Toronto, Ontario
Description	Trust, Loans, and Deposit-Taking Entity
North America [Member] | TD Securities Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Inc.
Head or principal office	Toronto, Ontario
Description	Investment Dealer and Broker
Carrying value of shares owned by the Bank	$ 2,191
North America [Member] | TD Vermillion Holdings Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Vermillion Holdings Limited
Head or principal office	Toronto, Ontario
Description	Holding Company
Carrying value of shares owned by the Bank	$ 21,520
North America [Member] | TD Vermillion Holdings Limited [member] | TD Financial International Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Financial International Ltd.
Head or principal office	Hamilton, Bermuda
Description	Holding Company
North America [Member] | TD Vermillion Holdings Limited [member] | TD Financial International Ltd. [member] | TD Reinsurance (Barbados) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Reinsurance (Barbados) Inc.
Head or principal office	St. James, Barbados
Description	Reinsurance Company
North America [Member] | TD Vermillion Holdings Limited [member] | Toronto Dominion International Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion International Inc.
Head or principal office	St. James, Barbados
Description	Intragroup Lending Company
North America [Member] | TD Waterhouse Canada Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Canada Inc.
Head or principal office	Toronto, Ontario
Description	Investment Dealer
Carrying value of shares owned by the Bank	$ 2,799
International [member] | TD Bank N.V. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank N.V.
Head or principal office	Amsterdam, The Netherlands
Description	Dutch Bank
Carrying value of shares owned by the Bank	$ 434
International [member] | TD Ireland Unlimited Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Ireland Unlimited Company
Head or principal office	Dublin, Ireland
Description	Holding Company
Carrying value of shares owned by the Bank	$ 319
International [member] | TD Ireland Unlimited Company [member] | TD Global Finance Unlimited Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Global Finance Unlimited Company
Head or principal office	Dublin, Ireland
Description	Securities Dealer
International [member] | TD Securities (Japan) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (Japan) Co. Ltd.
Head or principal office	Tokyo, Japan
Description	Securities Dealer
Carrying value of shares owned by the Bank	$ 9
International [member] | Toronto Dominion Australia Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Australia Limited
Head or principal office	Sydney, Australia
Description	Securities Dealer
Carrying value of shares owned by the Bank	$ 99
International [member] | Toronto Dominion Investments B.V. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Investments B.V.
Head or principal office	London, England
Description	Holding Company
Carrying value of shares owned by the Bank	$ 1,078
International [member] | Toronto Dominion Investments B.V. [member] | TD Bank Europe Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank Europe Limited
Head or principal office	London, England
Description	UK Bank
International [member] | Toronto Dominion Investments B.V. [member] | Toronto Dominion Holdings (U.K.) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Holdings (U.K.) Limited
Head or principal office	London, England
Description	Holding Company
International [member] | Toronto Dominion Investments B.V. [member] | Toronto Dominion Holdings (U.K.) Limited [member] | TD Securities Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Limited
Head or principal office	London, England
Description	Securities Dealer
International [member] | Toronto Dominion (South East Asia) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (South East Asia) Limited
Head or principal office	Singapore, Singapore
Description	Financial Institution
Carrying value of shares owned by the Bank	$ 817